Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.81%
CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | CVT S and P 500 Index Portfolio
Prospectus [Line Items]
Average Annual Return, Percent		17.50%	14.09%	14.47%
CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	9.11%	10.71%
CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.81%
CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | I
Prospectus [Line Items]
Average Annual Return, Percent		7.14%	8.77%	10.37%
CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | F
Prospectus [Line Items]
Average Annual Return, Percent		6.92%	8.55%	10.13%
CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | Nasdaq-100 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		21.02%	15.29%	19.68%
CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.81%
CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | I
Prospectus [Line Items]
Average Annual Return, Percent		20.39%	14.73%	19.09%
CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | F
Prospectus [Line Items]
Average Annual Return, Percent		20.10%	14.45%	18.79%
CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.81%
CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.61%
CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | I
Prospectus [Line Items]
Average Annual Return, Percent		12.45%	5.83%	9.32%
CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | F
Prospectus [Line Items]
Average Annual Return, Percent		12.23%	5.62%	9.08%
CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | MSCI EAFE Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.18%
CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | I
Prospectus [Line Items]
Average Annual Return, Percent		30.90%	8.53%	7.86%
CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | F
Prospectus [Line Items]
Average Annual Return, Percent		30.64%	8.31%	7.63%
CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | Bloomberg US Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	0.06%	2.43%
CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | I
Prospectus [Line Items]
Average Annual Return, Percent		6.90%	(0.44%)	1.87%
CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | F
Prospectus [Line Items]
Average Annual Return, Percent		6.64%	(0.68%)	1.62%
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | S&P Global LargeMidCap Managed Risk Index - Conservative (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.52%	4.87%	5.94%
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Moderate Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.93%	5.71%	7.26%
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Bloomberg US Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	0.06%	2.43%
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | F
Prospectus [Line Items]
Average Annual Return, Percent		6.98%	4.02%	5.39%
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.14%	14.27%
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive (reflects nodeduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.57%	7.87%	8.11%
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Growth Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.40%	9.35%	10.36%
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | F
Prospectus [Line Items]
Average Annual Return, Percent		8.06%	6.67%	6.74%
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | S&P Global LargeMidCap Managed Risk Index - Moderate Conservative (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.34%	5.93%	6.71%
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Moderate Growth Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	14.67%	7.53%	8.82%
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.14%	14.27%
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | F
Prospectus [Line Items]
Average Annual Return, Percent		8.51%	5.71%	6.37%

[1]
*	The Moderate Portfolio Blended Benchmark is an internally constructed benchmark comprised of a blend of 48% Bloomberg US Aggregate Bond Index, 36% Russell 3000® Index, 10% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, 2% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. The performance of each component of the Moderate Portfolio Blended Benchmark reflects no deduction for fees, expenses or taxes, except MSCI EAFE Index and MSCI USA IMI/Equity REITs Index, which reflect total returns net of fees and expenses.

[2]
*	The Growth Portfolio Blended Benchmark is an internally constructed benchmark comprised of a blend of 58% Russell 3000® Index, 18% Bloomberg US Aggregate Bond Index, 16% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, 4% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. The performance of each component of the Growth Portfolio Blended Benchmark reflects no deduction for fees, expenses or taxes, except MSCI EAFE Index and MSCI USA IMI/Equity REITs Index, which reflect total returns net of fees and expenses.

[3]
*	The Moderate Growth Portfolio Blended Benchmark is an internally constructed benchmark comprised of a blend of 47% Russell 3000® Index, 33% Bloomberg US Aggregate Bond Index, 13% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, 3% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. The performance of each component of the Moderate Growth Portfolio Blended Benchmark reflects no deduction for fees, expenses or taxes, except MSCI EAFE Index and MSCI USA IMI/Equity REITs Index, which reflect total returns net of fees and expenses.